PROPERTY, PLANT AND EQUIPMENT - Capitalized Expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Interest Costs Capitalised	R$ 959,968	R$ 274,731
Average Capitalisation Rate Per Month, Property, Plant and Equipment	11.17%	13.35%